Cover	Mar. 14, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	BiomX Inc. (the “Company”) is filing this Amendment No. 1 to the Company’s Current Report on Form 8-K, dated March 14, 2024 and filed with the Securities and Exchange Commission on March 18, 2024, solely for the purpose of providing the financial statements and information required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b) in connection with the previously reported acquisition (the “Acquisition”) of Adaptive Phage Therapeutics, Inc., a Delaware corporation (“APT”), pursuant to that certain Agreement and Plan of Merger, by and among the Company, BTX Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of the Company, BTX Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, and APT. Beginning with the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2024, the Company has reported results of APT and the Company on a consolidated basis.
Document Period End Date	Mar. 14, 2024
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7414003
City Area Code	972
Local Phone Number	723942377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Common Stock, $0.0001 par value, and one Warrant entitling the holder to receive one half share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value
Trading Symbol	PHGE.U
Security Exchange Name	NYSE
Shares of Common Stock, $0.0001 par value
Title of 12(b) Security	Shares of Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSE